Property, Plant and Equipment	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Property, Plant and Equipment	Note 8. Property, Plant and EquipmentNote 8. Property, Plant and EquipmentNote 8. Property, Plant and Equipment
Note 8. Property, Plant and Equipment
Property, plant and equipment, net consists of the following:

(in thousands)	December 31, 2025	December 31, 2024
Land	$22,778	$23,283
Plant and equipment	1,621,970	1,873,801
Construction in progress	802,310	437,335
Asset retirement cost	27,595	32,640
Finance right-of-use asset	65	65
Other	2,010	561
Total property, plant and equipment	$2,476,728	$2,367,685
Accumulated depreciation	(147,693)	(135,199)
Property, plant and equipment, net	$2,329,035	$2,232,486
The Accumulated depreciation balance as of December 31, 2025 reflects the sale of certain projects during the period ended December 31, 2025, which partially offset the impact of current period depreciation expense. See Note 3. Acquisitions and Divestitures for further details. Construction in progress includes $61.7 million and $91.8 million of development costs as of December 31, 2025 and December 31, 2024, respectively.
The following table presents Depreciation expense recorded within Depreciation, amortization and accretion on the Consolidated Statements of Operations for the periods indicated below:

	Year ended December 31,
(in thousands)	2025	2024	2023
Depreciation expense	$73,891	$71,125	$113,899
Involuntary Conversion
During 2025, two operating solar projects, located in Montana and California, experienced fires that caused significant damage to the projects. As a result of the fires and damage to certain components of these projects, the Company will remove and replace the damaged components, primarily consisting of solar modules. The Company estimated the net book value of the damaged components to be replaced and derecognized this estimated net book value, resulting in a decrease of $9.1 million to Property, plant and equipment, net in the Consolidated Balance Sheets. The Company expects to be fully reimbursed under its property insurance policies for the costs to repair the facilities, net of an applicable deductible, as well as for up to twelve months of business interruption losses, net of a thirty-day waiting period. Based on the current status of negotiations with the insurers, the Company has concluded that it is probable that it will recover approximately $9.1 million of proceeds associated with the assets damaged and derecognized during the year ended December 31, 2025. Accordingly, the Company recorded an insurance receivable for this amount within Other current assets in the Consolidated Balance Sheets. The Company did not record any gain or loss related to the derecognition of the assets in the Company’s Consolidated Statements of Operations in the year ended December 31, 2025. The Company received insurance proceeds of $1.2 million related to these fires in 2025.
Impairment of Long-Lived Assets
During the year ended December 31, 2025, the Company recognized impairment losses of $40.1 million. The impairment loss included $35.1 million related to (i) two operational wind projects for which the Company determined that the carrying value of the related long-lived assets were no longer recoverable through the projected future operating cash flows of the projects and (ii) nine development-stage solar projects for which the Company terminated the development of the projects. The fair value of the assets impaired was determined using a market approach. The impairment loss for the year ended December 31, 2025 also included $5.0 million that primarily related to forfeited upfront deposits related to certain development-stage projects. In addition, during the year ended December 31, 2025, the Company incurred $6.8 million in termination charges associated with the termination of certain offtake contracts. The impairment losses and the termination charges are presented within Impairment of long-lived assets, net and termination costs in the Consolidated Statements of Operations. The charges were recorded to the Company’s IPP segment.
Accelerated Depreciation and Other Items
During 2025, the Company replaced old inverters at one of its solar projects. As a result of this replacement, the Company recorded accelerated depreciation expense of $1.3 million for the year ended December 31, 2025.
During 2024, the Company reached a settlement with an insurance company of $2.7 million and recorded a gain of $1.7 million within Direct operating costs on the Consolidated Statements of Operations. The Company recognized the gain in 2024 since the Company had not previously recorded an asset or gain related to the expected insurance proceeds, as such proceeds were not considered realized or realizable at the time the related assets were damaged in 2023.
During the year ended December 31, 2024, the Company recognized impairment of long-lived assets of $74.8 million. In the first quarter of 2024, the Company recorded an impairment of $6.1 million due to changes in state regulations that reduced expected cash flows for six projects, for which projected undiscounted cash flows were not sufficient to recover the carrying amounts. The fair value was determined using a current replacement cost approach, and the charge was recorded in the IPP segment. In the third quarter of 2024, the Company recorded an impairment of $12.9 million primarily related to two development-stage projects following the termination of the related PPAs by the offtaker due to events of default for failure to meet existing contractual milestones under the applicable PPA, which resulted in the assets no longer being recoverable. The fair value of the assets was determined using an income approach, and the impairment charge consisted of a $6.3 million impairment for the plant and equipment presented within Property, plant and equipment, net, a $3.1 million impairment on ROU assets and assets associated with upfront payments due from the offtaker presented within Other current assets, and a $3.5 million impairment related to favorable PPA contracts presented within Intangible assets, net reported on the Consolidated Balance Sheets. In the fourth quarter of 2024, the Company recorded an impairment of $5.4 million related to solar modules that were determined not to be recoverable through use in construction or sale and were expected to be disposed of significantly before the end of their previously estimated useful lives. The modules did not meet the criteria to be classified as held for sale as of December 31, 2024, and the fair value was determined using a market approach. These charges were recorded in Impairment of long-lived assets, net and termination costs on the Consolidated Statements of Operations. In addition, during the fourth quarter of 2024, the Company recognized an impairment of $50.4 million related to intangible assets in the IM reporting segment. Refer to Note 9. Goodwill, Other Intangible Assets and Out-of-market Contracts for further details.
In conjunction with the impairment charges during the year ended December 31, 2024 related to two development-stage projects due to the termination of the PPAs by the offtaker, the Company accrued $13.6 million in termination charges that were due to the offtaker as a result of the termination under the terms of PPA contract. The termination charges were accrued in Accounts payable and accrued expenses on the Consolidated Balance Sheets and Impairment of long-lived assets, net and termination costs on the Consolidated Statements of Operations and were recorded in the IPP segment.
During the year ended December 31, 2023, the Company recognized impairment of long-lived assets of $59.3 million related to a renewable energy asset, of which $7.3 million was associated with the plant and equipment, and the remainder of which was associated with the related favorable PPA contracts. This impairment was recorded to the Company’s IPP segment. The impairment analysis indicated that the projected future undiscounted cash flows for the project were no longer sufficient to recover the carrying value of the related long-lived assets. The fair value of the asset was determined using an income approach by applying a discounted cash flow methodology to the updated long-term budget for the asset. The income approach included key inputs such as forecasted merchant power prices, operations and maintenance expense, and discount rates. The resulting fair value measurement is classified as Level 3 within the fair value hierarchy.
During 2023, a main power transformer for one of the Company’s solar assets incurred damage. As a result, the Company accelerated depreciation of $1.0 million on the asset, which was offset by a receivable for future insurance recoveries, but the Company did not record a related asset or gain for the excess proceeds expected to be received, as those proceeds were not yet considered to be realized or realizable.
During 2023, the Company entered into a module supply and purchase agreement with a third-party vendor in which the Company agreed to purchase 107 MW of solar panels for a total purchase price of $39.2 million. Subsequently in 2023, the Company sought to terminate purchase orders for solar panels that had not yet been delivered with a total purchase price of $33.1 million in order to acquire the panels needed for its development and construction pipeline from a different vendor. The vendor disputed the Company’s right to terminate these purchase orders. Effective September 30, 2024, the Company and the vendor entered into a settlement agreement, pursuant to which the Company will not receive any future deliveries but forfeited upfront payments of $16.6 million that had been made to the vendor as 50% deposits associated with those purchase orders. Under the settlement agreement, the Company received a credit of approximately $0.6 million for amounts due to the vendor for solar panels that had been delivered. As a result of the settlement, the Company wrote off the advanced deposit recorded in Property, plant and equipment, net and recorded a charge of $16.0 million in Direct operating costs on the Consolidated Statements of Operations.
In 2023, the Company engaged in three wind repower projects where the existing assets were retrofitted with new and/or refurbished technology, including erecting taller, more efficient wind turbines to increase productivity. Depreciation of fixed assets replaced was accelerated between the mobilization milestone date in the related EPC contract and the date of de-electrification of the project site. The Company began accelerating depreciation on these three projects, resulting in $51.9 million of additional depreciation during the year ended December 31, 2023.
Note 6. Property, Plant and Equipment
Note 6. Property, Plant and Equipment
Property, plant and equipment, net consists of the following:

(in thousands)	June 30, 2026	December 31, 2025
Land	$21,719	$22,778
Plant and equipment	1,611,204	1,621,970
Construction in progress	879,424	802,310
Asset retirement cost	27,458	27,595
Finance right-of-use asset	65	65
Other	2,231	2,010
Total property, plant and equipment	$2,542,101	$2,476,728
Accumulated depreciation	(176,313)	(147,693)
Property, plant and equipment, net	$2,365,788	$2,329,035
The Accumulated depreciation balance as of June 30, 2026 and December 31, 2025 reflects the sale of certain projects during the period ended December 31, 2025. Construction in progress includes $48.1 million and $61.7 million of development costs as of June 30, 2026 and December 31, 2025, respectively.
The following table presents Depreciation expense recorded within Depreciation, amortization and accretion on the Consolidated Statements of Operations for the periods indicated below:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2026	2025	2026	2025
Depreciation expense	$14,689	$18,596	$29,787	$37,092
Involuntary Conversion
In 2025, two operating solar projects, located in Montana and California, experienced fires that caused significant damage to the projects. As a result of the fires and related damage, the Company is in the process of replacing certain damaged project components, primarily solar modules. The Company estimated the net book value of the damaged components to be replaced and accordingly derecognized the estimated net book value of $9.1 million from Property, plant and equipment, net reflected in the Consolidated Balance Sheets as of December 31, 2025. The Company expects to be fully reimbursed under its property insurance policies for the costs to repair the facilities, net of an applicable deductible, as well as for up to twelve months of business interruption losses, net of a thirty-day waiting period. Based on the current status of negotiations with the insurers, the Company has concluded that it is probable that it will recover a minimum of $9.1 million of proceeds associated with the assets that were damaged and derecognized during the year ended December 31, 2025. Accordingly, the Company recorded an insurance receivable for the same amount within Other current assets reflected in the Consolidated Balance Sheets as of December 31, 2025 and did not record any gain or loss related to the derecognition of the assets in the Company’s Consolidated Statements of Operations during 2025. The Company has received total insurance proceeds of $3.6 million related to these fires through June 30, 2026, which were recorded as a reduction to the insurance receivable reported within Other current assets in the Consolidated Balance Sheets.
Impairment of Long-Lived Assets
For the three and six months ended June 30, 2026, the Company recognized impairment losses of $26.9 million and $27.4 million, respectively, which are included within Impairment of long-lived assets, net and termination costs on the Consolidated Statements of Operations. For the three months ended June 30, 2026, the Company recorded impairment charges primarily related to three projects: (i) $11.1 million related to an in-development solar project following changes in the project’s development outlook resulting from interconnection constraints; (ii) $7.9 million related to an operating solar project following the execution of a settlement agreement on May 20, 2026 that resulted in the termination of the project’s related PPA and site lease and required decommissioning of the project, as discussed in Note 11. Commitments and Contingencies; and (iii) $7.7 million related to an in-development solar project following management’s decision to reallocate development resources and capital toward other projects, reducing the project’s expected recoverable value. The fair value of the assets was determined using a market approach, and the impairment charges were recorded to the Company’s IPP segment.
During the three and six months ended June 30, 2025, the Company recognized impairment losses of $5.0 million and $17.7 million, respectively. The impairment loss in the three months ended June 30, 2025 is primarily associated with the termination of the development of two solar projects. The impairment loss includes $0.8 million related to a deposit forfeited to an offtaker for damages. The remaining $12.7 million impairment loss recognized for the six months ended June 30, 2025 related to impairments recorded during the first quarter of 2025, associated with (i) two operational wind projects for which the Company determined that the carrying value of the related long-lived assets were no longer recoverable through the projected future operating cash flows of the projects and (ii) six development-stage solar projects for which the Company terminated the development of the projects. The fair value of the assets was determined using a market approach. The impairment loss included $1.6 million related to upfront payments to customers and $0.8 million of capitalized costs to obtain a contract related to the termination of the development of three projects recorded within Other noncurrent assets on the Consolidated Balance Sheets due to the termination of the related PPAs. In addition to the $17.7 million impairment loss, the Company paid a $1.0 million termination fee in association with the termination of a PPA. The termination fee and impairment losses are presented within Impairment of long-lived assets, net and termination costs on the Consolidated Statements of Operations. The charges were recorded to the Company’s IPP segment.
Note 6. Property, Plant and Equipment